Document and Entity Information (USD $)	12 Months Ended
	Mar. 31, 2014	Oct. 01, 2013	May 21, 2014 Common Class A Member	May 21, 2014 Common Class B Member
Document And Entity Information [Abstract]
Document Type	10-K
Document period end date	Mar. 31, 2014
Amendment flag	false
Document Period Focus	FY
Document Fiscal Year Focus	2014
Current fiscal year end date	--03-31
Entity central index key	0000088948
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	SENECA FOODS CORP /NY/
Entity voluntary filers	No
Entity well known seasoned issuer	No
Class Of Stock [Line Items]
Entity common stock shares outstanding			8,735,789	2,013,953
Entity public float		$ 257,158,000